Contractual Commitments - Project Investment Agreements - Additional Information (Detail) $ in Millions, $ in Millions																					1 Months Ended	12 Months Ended						24 Months Ended
	Jan. 17, 2018 USD ($) Wells	Nov. 15, 2017	Oct. 11, 2017 USD ($)	Jul. 26, 2017 Tcfe	Jul. 17, 2017 USD ($) km² Wells	May 12, 2017 USD ($)	Apr. 18, 2017 USD ($)	Feb. 23, 2017 USD ($)	Oct. 17, 2016 USD ($)	Jan. 01, 2016	Dec. 31, 2015 ARS ($) km²	Oct. 22, 2015 USD ($)	Jul. 16, 2015 USD ($) km²	Jul. 10, 2015 USD ($)	May 26, 2015	Nov. 17, 2014 USD ($)	Nov. 06, 2013 ARS ($) Wells	Sep. 23, 2013 USD ($) Wells	Jun. 16, 2013 USD ($) a Wells	Dec. 05, 2000	Oct. 31, 2017 Well	Dec. 31, 2017 ARS ($) Wells	Dec. 31, 2017 USD ($) Wells	Aug. 01, 2017 Wells	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($) Stage	Dec. 10, 2013 USD ($)	Jul. 31, 2013	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 28, 2014 ARS ($)	Nov. 06, 2013 USD ($)	Sep. 30, 2013 USD ($)
Disclosure of geographical areas [line items]
Purchase of gas and crude oil																						$ 5,672.0			$ 5,912.0	$ 3,556.0
Net balance payable																						654.0			544.0	553.0
Investment in joint venture											$ 3,135.0											$ 5,146.0			$ 4,022.0	$ 3,135.0
Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Total estimated exploration investment cost					$ 1,200.0
El Orejano Area [Member] | Dow Europe Holding BV And PBB Polisur SA [Member]
Disclosure of geographical areas [line items]
Drilling of Wells | Wells																		16
Date of agreement																		Sep. 23, 2013
Expenditure towards joint exploitation of unconventional gas pilot project																		$ 188.0
Investment in joint venture																		$ 120.0
Increase in amount disbursed												$ 60.0
Total disbursement amount												$ 180.0
Province of Neuquen YPF YSUR Energia Argentina S.R.L [Member]
Disclosure of geographical areas [line items]
Payment for granting of permits, concessions and extension of deadlines for execution of pilot plans									$ 30.0
Loma Campana [Member]
Disclosure of geographical areas [line items]
Disbursement																											$ 940.0
Exploitation concession																											50.00%
Rincon Del Mangrullo Area [Member] | Petrolera Pampa SA [Member]
Disclosure of geographical areas [line items]
Investment in joint venture																	$ 151.5
Interest in joint venture investments																	50.00%
Investments in joint ventures in first stage																																$ 81.5
Number of wells drilled during first stage | Wells																	17
Investments in joint ventures in second phase																													$ 70.0
Number of wells drilled during second phase | Wells																						15	15
Number of stages completed | Stage																										2
Amended interest in joint venture															50.00%
Investment in surface facilities area																													150.0
Surface facilities, current capacity, description																						2 to 4 million cubic meters per day	2 to 4 million cubic meters per day
Investments in joint ventures in third phase																													22.5
Disbursement of third phase joint ventures investments in current fiscal year.																														$ 15.0
Disbursement of remaining balance in joint ventures investments																													7.5
La Amarga chica area [Member]
Disclosure of geographical areas [line items]
Investment in joint venture																															$ 550.0
Percentage of holding in exploitation concessions																						50.00%	50.00%
Percentage of net production value of drilled wells without access																						50.00%	50.00%
Percentage of contribution to work schedule during pilot plan																						50.00%	50.00%
Number of wells drilled during pilot plan | Wells																						35	35
Number of horizontal wells drilled in new phase | Wells																						10	10
Investments in joint ventures in new phase																													$ 192.5
La Amarga chica area [Member] | Petronas E And P Overseas Ventures Sdn Bhd [Member]
Disclosure of geographical areas [line items]
Investment in joint venture																															475.0
La Amarga chica area [Member] | YPF Sociedad Anonima [Member]
Disclosure of geographical areas [line items]
Investment in joint venture																															$ 75.0
La Amarga chica area [Member] | Petronas E And P Argentina SA [Member]
Disclosure of geographical areas [line items]
Percentage of holding in exploitation concessions																						50.00%	50.00%
Aguada Pichana East (APE) [Member] | Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation					22.50%
Drillable area | km²					761
Drillable area, net | km²					629
Number of wells to be drilled | Wells					20
Estimated exploration cost					$ 300.0
Change in ownership stake, percentage					(4.77%)
Aguada Pichana Oeste (APO) [member] | Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation					30.00%
Drillable area | km²					605
Drillable area, net | km²					443
Number of wells to be drilled | Wells					11
Estimated exploration cost					$ 150.0
Change in ownership stake, percentage					2.73%
Aguada De Castro (ACA) [Member] | Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation					30.00%
Drillable area | km²					163
Number of wells to be drilled | Wells					3
Estimated exploration cost					$ 50.0
Change in ownership stake, percentage					(20.00%)
Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Stake interest hold in joint operation		30.00%
Proceed through investment contribution																							$ 52.3
Province of Neuquen [Member] | Top of range [member]
Disclosure of geographical areas [line items]
Extension of concession maturity year																				2017
Province of Neuquen [Member] | El Orejano Area [Member]
Disclosure of geographical areas [line items]
Assigned interest in exploitation concession, percentage											50.00%
Area of land | km²											45
Percentage of interest in exploration, evaluation, exploitation and development of hydrocarbons										50.00%
Province of Neuquen [Member] | Pampa de las Yeguas I and La Ribera I and II [Member] | non-conventional operating concessions [Member] | YSUR Energia Argentina S.R.L [Member]
Disclosure of geographical areas [line items]
Contract term									35 year
Total investment commitment									$ 220.0
Province of Neuquen [Member] | Pampa de las Yeguas I and La Ribera I and II [Member] | non-conventional operating concessions [Member] | YSUR Energia Argentina S.R.L [Member] | YPF Equity Interests [Member]
Disclosure of geographical areas [line items]
Total investment commitment									$ 170.0
Province of Neuquen [Member] | La Amarga Chica, Bajada de Anelo and Bandurria Sur [Member] | YSUR Energia Argentina S.R.L [Member] | Top of range [member]
Disclosure of geographical areas [line items]
Extension term for execution of pilot plans									5 years
Province of Neuquen [Member] | Aguada de Castro, Bajo del Toro, Cerro Arena,Cerro Las Minas,Chasquivil,Las Tacanas,Loma del Molle,Pampa de las Yeguas II and Salinas del Huitrin [Member] | Exploration permits for non-conventional [Member] | YSUR Energia Argentina S.R.L [Member]
Disclosure of geographical areas [line items]
Contract term									4 years
Total investment commitment									$ 232.0
Province of Neuquen [Member] | Aguada de Castro, Bajo del Toro, Cerro Arena,Cerro Las Minas,Chasquivil,Las Tacanas,Loma del Molle,Pampa de las Yeguas II and Salinas del Huitrin [Member] | Exploration permits for non-conventional [Member] | YSUR Energia Argentina S.R.L [Member] | YPF Equity Interests [Member]
Disclosure of geographical areas [line items]
Total investment commitment									$ 155.0
Province of Neuquen [Member] | Loma Campana Loma La Lata Norte [Member]
Disclosure of geographical areas [line items]
Expenditure incurred for development of pilot project																			$ 1,240.0
Area of the pilot project | a																			4,942
Area of the project | a																			97,607
Drilling of Wells | Wells																			100
Extension of concession maturity year																												2048
Initial payment																																	$ 300.0
Equity interest in joint operation																						50.00%	50.00%
Province of Neuquen [Member] | Narambuena Exploration Project Area [Member]
Disclosure of geographical areas [line items]
Equity interest in joint operation																						50.00%	50.00%
Percentage of legal interest in exploitation																						7.00%	7.00%
Percentage of contribution in a joint investment																						100.00%	100.00%
Number of horizontal wells drilled in second phase | Well																					43
Province of Neuquen [Member] | Rincon Del Mangrullo Area [Member]
Disclosure of geographical areas [line items]
Number of wells drilled during pilot plan | Wells																								13
Province of Neuquen [Member] | Bandurria Block [Member]
Disclosure of geographical areas [line items]
Number of distance | km²													465.5
Province of Neuquen [Member] | Bandurria Norte [Member] | Wintershall Energia SA [Member]
Disclosure of geographical areas [line items]
Number of distance | km²													107
Percentage of awarded													100.00%
Province of Neuquen [Member] | Bandurria Centro [Member] | Pan American Energy LLC [Member]
Disclosure of geographical areas [line items]
Number of distance | km²													130
Percentage of awarded													100.00%
Province of Neuquen [Member] | Bandurria Sur [Member] | YPF Sociedad Anonima [Member]
Disclosure of geographical areas [line items]
Subdivision term													35 years
Pilot project completion term													3 years
Investment in exploration													$ 360.0
Number of distance | km²													228.5
Percentage of awarded													100.00%
CDNC [Member]
Disclosure of geographical areas [line items]
Interest acquired																						100.00%							100.00%
Percentage of concession and supplementary rights Chevron could exercise																						50.00%	50.00%
Lindero Atravesado Block Neuquen [Member]
Disclosure of geographical areas [line items]
Percentage of pro rata interest														37.50%
Subdivision term														35 years
Pilot project completion term														4 years
Investment in exploration														$ 590.0
Lindero Atravesado Block Neuquen [Member] | Pan American Energy LLC [Member]
Disclosure of geographical areas [line items]
Percentage of pro rata interest														62.50%
Enap Sipetrol Argentina [Member]
Disclosure of geographical areas [line items]
Investment in joint venture																$ 100.0
Interest in joint venture investments																50.00%
OAndG Developments Limited SA [Member]
Disclosure of geographical areas [line items]
Interest in joint venture investments								97.60%
Join investment amount								$ 305.8
Percentage of participation interest acquired						50.00%
OAndG Developments Limited SA [Member] | YPF S.A. [member]
Disclosure of geographical areas [line items]
Percentage of contribution in a joint investment								2.40%
OAndG Developments Limited SA [Member] | First phase [member]
Disclosure of geographical areas [line items]
Investment in joint venture						$ 222.6
Maximum duration						30 months
OAndG Developments Limited SA [Member] | Second phase [member]
Disclosure of geographical areas [line items]
Investment in joint venture						$ 75.8
YPF S.A. [member] | First phase [member]
Disclosure of geographical areas [line items]
Investment in joint venture						$ 7.4
YPF S.A. [member] | Bandurria Sur [Member]
Disclosure of geographical areas [line items]
Percentage of contribution in a joint investment			51.00%
YPF S.A. [member] | Llancanelo Mendoza [Member]
Disclosure of geographical areas [line items]
Interest in joint venture investments							50.00%
Schlumberger Oilfield Eastern Ltd. [member] | Bandurria Sur [Member]
Disclosure of geographical areas [line items]
Interest in joint venture investments			49.00%
Join investment amount			$ 390.0
Patagonia Oil Corp [member]
Disclosure of geographical areas [line items]
Interest acquired							11.00%
Patagonia Oil Corp [member] | First phase [member]
Disclosure of geographical areas [line items]
Join investment amount							$ 40.0
Patagonia Oil Corp [member] | Second phase [member]
Disclosure of geographical areas [line items]
Join investment amount							$ 54.0
Yacimientos Petroliferos Fiscales (YPFB) [Member] | Charagua Block Bolivia [Member]
Disclosure of geographical areas [line items]
Exploration work | Tcfe				2.7
Yacimientos Petroliferos Fiscales (YPFB) [Member] | Charagua Block Bolivia [Member] | Mista Economics Society [Member]
Disclosure of geographical areas [line items]
Equity interest in joint operation																					51.00%
YPFE andP [Member] | Charagua Block Bolivia [Member] | Mista Economics Society [Member]
Disclosure of geographical areas [line items]
Equity interest in joint operation																					29.40%
Chaco [member] | Charagua Block Bolivia [Member] | Mista Economics Society [Member]
Disclosure of geographical areas [line items]
Equity interest in joint operation																					19.60%
Statoil [member] | Bajo del Toro [Member] | Definitive Agreements [Member]
Disclosure of geographical areas [line items]
Equity interest in joint operation	50.00%
Number of horizontal wells drilled in new phase | Wells	2
Receivable for price associated with wells	$ 30.0
Percentage of costs to be contributed by joint developer	100.00%
Statoil [member] | Bajo del Toro [Member] | Maximum [Member] | Definitive Agreements [Member]
Disclosure of geographical areas [line items]
Costs and investments	$ 270.0
YPF [member] | Bajo del Toro [Member] | Definitive Agreements [Member]
Disclosure of geographical areas [line items]
Equity interest in joint operation	50.00%
Number of horizontal wells drilled in second phase | Wells	6